BUSINESS DESCRIPTION, Major Shareholders (Details)	12 Months Ended
Dec. 31, 2022
Transporte y Servicios de Gas en Uruguay S.A. (TGU) [Member]
Major Shareholders [Abstract]
Percentage of ownership in associate	49.00%
EGS S.A. [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	51.00%
Percentage of ownership in associate	49.00%
Gas Link S.A. [Member]
Major Shareholders [Abstract]
Percentage of ownership in associate	49.00%
TELCOSUR S.A. [Member]
Major Shareholders [Abstract]
Percentage of ownership	99.98%
TGSLatam Energia S.A. [Member]
Major Shareholders [Abstract]
Percentage of ownership	80.00%
CTG Energia S.A.U. [Member]
Major Shareholders [Abstract]
Percentage of ownership	100.00%
Pampa Energia [Member] | Transporte y Servicios de Gas en Uruguay S.A. (TGU) [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	51.00%
Pampa Energia [Member] | TELCOSUR S.A. [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	0.02%
Public Offering [Member]
Major Shareholders [Abstract]
Percentage of ownership	44.00%
Public Offering [Member] | FGS-ANSES [Member]
Major Shareholders [Abstract]
Percentage of ownership	24.00%
Public Offering [Member] | BYMA [Member]
Major Shareholders [Abstract]
Percentage of ownership	8.00%
Public Offering [Member] | NYSE [Member]
Major Shareholders [Abstract]
Percentage of ownership	12.00%
Treasury Shares [Member]
Major Shareholders [Abstract]
Percentage of ownership	5.00%
CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	51.00%
CIESA [Member] | Pampa Energia [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	50.00%
CIESA [Member] | GIP and PCT [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	50.00%
CTG Energia S.A.U. [Member] | TGSLatam Energia S.A. [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	15.00%
TELCOSUR S.A. [Member] | TGSLatam Energia S.A. [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	5.00%
Shell Argentina S.A. [Member] | Gas Link S.A. [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	25.50%
Percentage of ownership in associate	25.50%
Pan American Sur S.A. [Member] | Gas Link S.A. [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	20.40%
Percentage of ownership in associate	20.40%
Wintershall Dea Argentina S.A. [Member] | Gas Link S.A. [Member]
Major Shareholders [Abstract]
Percentage of joint ownership	5.10%